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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2003

Check Here if Amendment / /; Amendment Number:
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:
   Name:         Bayard D. Waring
   Address:      c/o Amelia Peabody Foundation
                 One Hollis Street
                 Wellesley, MA 02482

Form 13F File Number: 28-05999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Bayard D. Waring
Title:   Trustee
Phone:   781-237-6468

Signature, Place, and Date of Signing:

   /s/ Bayard D. Waring     Gloucester, Massachusetts    July 28, 2003
        [Signature]               [City, State]             [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-05989                    Amelia Peabody Foundation


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  32

Form 13F Information Table Value Total:  $4,597 (in thousands)
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name
    ---       --------------------         ----
    1.           28-05993                  Philip B. Waring


                                     -2-


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                      FORM 13F INFORMATION TABLE

          BAYARD WARING FORM 13F INFORMATION TABLE 6 30 2003


        COLUMN 1          COLUMN 2       COLUMN 3    COLUMN 4      COLUMN 5            COLUMN 6     COLUMN 7        COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
     Name of Issuer    Title of Class     CUSIP         Value     Shrs or Sh/ Put/    Investment      Other     Voting Authority
                                                    (X $1000)     Prn Amt Prn Call    Discretion    Managers    Sole Shared   None
-----------------------------------------------------------------------------------------------------------------------------------
Aberdeen Global Income     Common       003013109          48       4,000    SH     Shared - Other      1      4,000
Alliance Resource          Common       01877R108         327      12,000    SH     Shared - Other      1     12,000
Amerigas Partners L.P.     Common       030975106         158       6,000    SH     Shared - Other      1      6,000
Amgen Inc.                 Common       031162100         264       4,000    SH     Shared - Other      1      4,000
Anthracite                 Common       037023108          72       6,000    SH     Shared - Other      1      6,000
Apex Mortgage              Common       037564101          27       5,000    SH     Shared - Other      1      5,000
Autozone Inc.              Common       053332102         380       5,000    SH     Shared - Other      1      5,000
Cardinal Health            Common       14149Y108         257       4,000    SH     Shared - Other      1      4,000
Clear Channel Comm.        Common       184502102         212       5,000    SH     Shared - Other      1      5,000
Dell Computer              Common       247025109          96       3,000    SH     Shared - Other      1      3,000
Duke Energy                Common       264399106          80       4,000    SH     Shared - Other      1      4,000
Great Plains               Common       391164100         144       5,000    SH     Shared - Other      1      5,000
Gulfterra Energy           Common       40274U108         300       8,000    SH     Shared - Other      1      8,000
Hospitality Prop.          Common       44106M102         156       5,000    SH     Shared - Other      1      5,000
Intel Corp                 Common       458140100          62       3,000    SH     Shared - Other      1      3,000
JDS UniPhase               Common       46612J101          49      14,000    SH     Shared - Other      1     14,000
Johnson & Johnson          Common       478160104          47         900    SH     Shared - Other      1        900
Kinder Morgan Energy
  Partners LP              Common       494550106         237       6,000    SH     Shared - Other      1      6,000
Microsoft                  Common       594918104         128       5,000    SH     Shared - Other      1      5,000
Mutual Risk Mgmt Ltd       Common       628351108           0      11,000    SH     Shared - Other      1     11,000
Nasdaq 100 Shares          Common       631100104         150       5,000    SH     Shared - Other      1      5,000
Nat'l Semiconductor        Common       637640103         118       6,000    SH     Shared - Other      1      6,000
Nextel                     Common       65332V103          90       5,000    SH     Shared - Other      1      5,000
PCCW Ltd                   Common       70454G967           0       6,000    SH     Shared - Other      1      6,000
Standard Pacific           Common       85375C101          21         625    SH     Shared - Other      1        625
Teva Phar.                 Common       881624209         285       5,000    SH     Shared - Other      1      5,000
Texas Instruments          Common       882508104          88       5,000    SH     Shared - Other      1      5,000
Triad Hosp                 Common       89579K109         124       5,000    SH     Shared - Other      1      5,000
TXU Corp.                  Common       873168108          14         625    SH     Shared - Other      1        625
Tyco International         Common       902124106          76       4,000    SH     Shared - Other      1      4,000
Washington Mutual          Common       939322103         165       4,000    SH     Shared - Other      1      4,000
Wellpoint Health           Common       94973H108         422       5,000    SH     Shared - Other      1      5,000
                                                         4597